TRADE RECEIVABLES AND OTHER - Aging of Total Trade Receivables - Net (Details) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
Trade receivables [line items]
Trade receivables	€ 393	€ 481
Not past due
Trade receivables [line items]
Trade receivables	380	453
1 – 30 days past due
Trade receivables [line items]
Trade receivables	10	23
31 – 60 days past due
Trade receivables [line items]
Trade receivables	3	2
61 – 90 days past due
Trade receivables [line items]
Trade receivables	0	2
Greater than 90 days past due
Trade receivables [line items]
Trade receivables	€ 0	€ 1